Share-Based Compensation - Summary of Option Activity (Parenthetical) (Details) - 2010, 2021 and 2024 Plan	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted during the period	76,706,000
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted during the period	15,162,000
Stock options exercise price | $ / shares	$ 0
Reduction to ordinary shares available for future grant for each option granted	1.3